Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000089187 [Member]
Shareholder Report [Line Items]
Fund Name	Pacific Capital Tax-Free Securities Fund
Class Name	Class Y
Trading Symbol	PTXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacific Capital Tax-Free Securities Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.boh.com/personal/mutual‑funds. You can also request this information by contacting us at (888) 678‑6034.
Additional Information Phone Number	(888) 678‑6034
Additional Information Website	https://www.boh.com/personal/mutual‑funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacific Capital Tax-Free Securities Fund (Class Y / PTXFX)	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Over the trailing one-year period, Pacific Capital Tax-Free Securities Fund returned 2.77% (gross of fees). This performance beat the 1.88% return of the Bloomberg Hawaii Municipal Bond Index during the same period. The market has remained volatile within a trading range of approximately 100 basis points ("bps"). Several key events have triggered the rates outlook for the market. First, there was a 100 bps cut in the Federal Reserve Funds rate in the third and fourth quarter of 2024. Second, the Presidential election ushered in a new Trump administration which got to work quickly altering legacy policies. Both are a source of uncertainty for the market to digest, leading to market volatility.
For the trailing one-year period performance attribution.
  Longer maturity overweight provided a positive tailwind.
  Security selection contributed outperformance for annual period.
  Underperformance is attributable to higher quality bias of Hawaii based credit.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Pacific Capital Tax-Free Securities Fund’s Class Y vs. the Bloomberg Municipal Bond Index and the Bloomberg Hawaii Municipal Bond Index.
Growth of $ 10,000
For the years April 30, 2015 through April 30, 2025

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class Y	2.62%	0.94%	1.82%
Bloomberg Municipal Bond Index*	1.66%	1.17%	2.10%
Bloomberg Hawaii Municipal Bond Index	1.88%	0.84%	1.89%
*	The Fund has designated the Bloomberg Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.boh.com/personal/mutual-funds for performance data current to the most recent month-end.
Net Assets	$ 234,593,942
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$234,593,942
Total number of portfolio holdings	100
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by credit quality of the portfolio holdings of the Fund, as a percentage of net assets:
CREDIT QUALITY
Pre-refunded/Escrowed to Maturity	0.2%
AAA	6.5%
AA	82.5%
A	7.4%
BAA	0.3%
BA	0.0%
Cash	3.1%
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality.  A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e., Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality.  A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e., Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Ratings Selection [Text Block]	Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself.
Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000089188 [Member]
Shareholder Report [Line Items]
Fund Name	Pacific Capital Tax-Free Short Intermediate Securities Fund
Class Name	Class Y
Trading Symbol	PTFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacific Capital Tax-Free Short Intermediate Securities Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.boh.com/personal/mutual‑funds. You can also request this information by contacting us at (888) 678‑6034.
Additional Information Phone Number	(888) 678‑6034
Additional Information Website	https://www.boh.com/personal/mutual‑funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacific Capital Tax-Free Short Intermediate Securities Fund (Class Y / PTFSX)	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Over the trailing one-year period, the Pacific Capital Tax-Free Short Intermediate Securities Fund returned 2.58% (gross of fees). This performance lagged the 3.42% return of the Bloomberg Hawaii 3-Year Municipal Bond Index during the same period. The market has remained volatile within a trading range of approximately 100 basis points ("bps"). Several key events have triggered the rates outlook for the market. First, there was a 100 bps cut in the Federal Reserve Funds rate in the third and fourth quarter of 2024. Second, the Presidential election ushered in a new Trump administration which got to work quickly altering legacy policies. Both are a source of uncertainty for the market to digest, leading to market volatility.
For the trailing one-year period performance attribution.
  Security selection contributed outperformance for annual period.
  Longer maturity overweight provided a negative tailwind.
  Underperformance is attributable to higher quality bias of Hawaii based credit.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Pacific Capital Tax-Free Short Intermediate Securities Fund’s Class Y vs. the Bloomberg Municipal Bond Index and the Bloomberg Hawaii 3-Year Municipal Bond Index.
Growth of $ 10,000
For the years April 30, 2015 through April 30, 2025

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class Y	2.26%	0.87%	1.10%
Bloomberg Municipal Bond Index*	1.66%	1.17%	2.10%
Bloomberg Hawaii 3-Year Municipal Bond Index	3.42%	0.61%	1.10%
*	The Fund has designated the Bloomberg Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.boh.com/personal/mutual-funds for performance data current to the most recent month-end.
Net Assets	$ 41,793,645
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$41,793,645
Total number of portfolio holdings	60
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by credit quality of the portfolio holdings of the Fund, as a percentage of net assets:
CREDIT QUALITY
Pre-refunded/Escrowed to Maturity	5.0%
AAA	7.7%
AA	77.3%
A	7.6%
BAA	0.7%
BA	0.0%
Cash	1.7%
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality.  A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e., Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality.  A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e., Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Ratings Selection [Text Block]	Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself.
Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.